UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: July 31, 2013
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$25 PAR PREFERRED SECURITIES - 89.2%

                  CAPITAL MARKETS - 13.4%
          32,409  Affiliated Managers Group, Inc. ......................       6.38%         08/15/42    $       808,604
          14,331  Allied Capital Corp. .................................       6.88%         04/15/47            356,842
          67,061  Apollo Investment Corp. ..............................       6.63%         10/15/42          1,598,064
          49,860  Ares Capital Corp. ...................................       5.88%         10/01/22          1,240,018
          31,411  Charles Schwab Corp., Series B .......................       6.00%           (a)               794,384
           8,856  Deutsche Bank Capital Funding Trust IX ...............       6.63%           (a)               223,525
          49,943  Goldman Sachs Group, Inc. ............................       5.95%           (a)             1,208,621
          63,322  Goldman Sachs Group, Inc. ............................       6.13%         11/01/60          1,599,514
          19,362  Goldman Sachs Group, Inc., Series D (b)...............       4.00%           (a)               418,994
          19,113  Morgan Stanley, Series A (b)..........................       4.00%           (a)               411,503
          76,119  Raymond James Financial, Inc. ........................       6.90%         03/15/42          1,966,154
                                                                                                         ---------------
                                                                                                              10,626,223
                                                                                                         ---------------

                  COMMERCIAL BANKS - 19.4%
          20,609  Banco Santander S.A., Series 6 (b)....................       4.00%           (a)               398,578
          14,793  Barclays Bank PLC, Series 2 ..........................       6.63%           (a)               365,683
          33,157  First Republic Bank ..................................       5.63%           (a)               775,874
          31,245  First Republic Bank, Series B ........................       6.20%           (a)               781,125
          12,962  FirstMerit Corp., Series A ...........................       5.88%           (a)               302,792
          14,875  HSBC Holdings PLC, Series 2 ..........................       8.00%           (a)               405,046
          59,998  Lloyds Banking Group PLC .............................       7.75%         07/15/50          1,590,547
          68,308  PNC Financial Services Group, Inc., Series P (c)......       6.13%           (a)             1,793,085
          65,399  Regions Financial Corp., Series A ....................       6.38%           (a)             1,610,777
          44,874  Santander Finance Preferred SAU, Series 10 ...........      10.50%           (a)             1,195,892
          66,646  SunTrust Banks, Inc., Series E .......................       5.88%           (a)             1,575,512
          57,422  US Bancorp, Series F (c)..............................       6.50%           (a)             1,546,949
          24,764  Webster Financial Corp., Series E ....................       6.40%           (a)               614,147
          32,000  Wells Fargo & Co. (c).................................       5.85%           (a)               789,520
          65,983  Zions Bancorporation, Series C .......................       9.50%           (a)             1,685,206
                                                                                                         ---------------
                                                                                                              15,430,733
                                                                                                         ---------------

                  CONSUMER FINANCE - 3.6%
          49,195  Capital One Financial Corp., Series B ................       6.00%           (a)             1,192,487
          65,150  Discover Financial Services, Series B ................       6.50%           (a)             1,628,098
                                                                                                         ---------------
                                                                                                               2,820,585
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.4%
          20,000  Citigroup Capital XIII (c)............................       7.88%         10/30/40            550,000
          17,882  ING Groep N.V. .......................................       8.50%           (a)               458,137
          21,680  JPMorgan Chase & Co., Series O .......................       5.50%           (a)               499,291
          22,021  KKR Financial Holdings LLC ...........................       8.38%         11/15/41            604,256
          24,681  KKR Financial Holdings LLC, Series A .................       7.38%           (a)               624,429
                                                                                                         ---------------
                                                                                                               2,736,113
                                                                                                         ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
          46,203  Qwest Corp. ..........................................       7.00%         04/01/52          1,162,929

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
          61,577  Qwest Corp. ..........................................       7.00%         07/01/52    $     1,553,588
                                                                                                         ---------------
                                                                                                               2,716,517
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 4.6%
          33,074  Duke Energy Corp. ....................................       5.13%         01/15/73            763,017
          16,204  Entergy Louisiana LLC ................................       5.25%         07/01/52            358,595
          13,465  Entergy Mississippi, Inc. ............................       6.00%         05/01/51            334,201
          16,620  PPL Capital Funding, Inc., Series B ..................       5.90%         04/30/73            382,094
          79,360  SCE Trust I ..........................................       5.63%           (a)             1,808,614
                                                                                                         ---------------
                                                                                                               3,646,521
                                                                                                         ---------------

                  INSURANCE - 22.7%
          59,250  Aegon N.V. ...........................................       8.00%         02/15/42          1,615,155
          16,786  Aegon N.V., Series 1 (b)..............................       4.00%           (a)               381,714
          48,945  Aflac, Inc. ..........................................       5.50%         09/15/52          1,181,043
          47,034  American Financial Group, Inc. .......................       7.00%         09/30/50          1,258,630
          61,078  Arch Capital Group Ltd., Series C ....................       6.75%           (a)             1,549,549
          37,712  Aspen Insurance Holdings Ltd. (c).....................       5.95%           (a)               969,198
          46,203  Aspen Insurance Holdings Ltd. (c).....................       7.40%           (a)             1,231,310
           1,265  Assured Guaranty Municipal Holdings, Inc. ............       5.60%         7/15/2103            27,197
          58,086  Aviva PLC ............................................       8.25%         12/01/41          1,601,431
          25,936  Axis Capital Holdings Ltd. ...........................       5.50%           (a)               556,587
          60,496  Endurance Specialty Holdings Ltd., Series A ..........       7.75%           (a)             1,600,119
          28,586  Hartford Financial Services Group, Inc. (c)...........       7.88%         04/15/42            840,714
          15,789  Maiden Holdings Ltd., Series A .......................       8.25%           (a)               409,882
          15,539  Maiden Holdings North America Ltd. ...................       8.25%         06/15/41            404,169
          44,957  PartnerRe Ltd., Series E .............................       7.25%           (a)             1,192,709
          40,553  Prudential Financial, Inc. ...........................       5.75%         12/15/52            957,051
          38,060  Reinsurance Group of America, Inc. (c)................       6.20%         09/15/42            972,433
          21,841  RenaissanceRe Holdings Ltd., Series E ................       5.38%           (a)               484,652
          32,159  Torchmark Corp. ......................................       5.88%         12/15/52            771,173
                                                                                                         ---------------
                                                                                                              18,004,716
                                                                                                         ---------------

                  MACHINERY - 1.0%
          31,827  Stanley Black & Decker, Inc. .........................       5.75%         07/25/52            772,759
                                                                                                         ---------------

                  MULTI-UTILITIES - 0.9%
          31,993  DTE Energy Co. .......................................       5.25%         12/01/62            746,717
                                                                                                         ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 15.1%
          50,358  CommonWealth REIT ....................................       5.75%         08/01/42          1,089,747
          31,578  Digital Realty Trust, Inc., Series F .................       6.63%           (a)               756,609
          32,907  EPR Properties, Series F .............................       6.63%           (a)               789,768
          30,581  Health Care REIT, Inc., Series J .....................       6.50%           (a)               773,699
          15,373  Hospitality Properties Trust, Series D ...............       7.13%           (a)               392,319
          49,693  Kimco Realty Corp., Series K .........................       5.63%           (a)             1,146,915
          46,536  National Retail Properties, Inc., Series D ...........       6.63%           (a)             1,163,865
          73,129  PS Business Parks, Inc., Series T ....................       6.00%           (a)             1,694,399

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

                                                                              STATED          STATED
     SHARES                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

$25 PAR PREFERRED SECURITIES (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          31,245  Regency Centers Corp., Series 6 ......................       6.63%           (a)       $       781,438
          67,144  Senior Housing Properties Trust ......................       5.63%         08/01/42          1,463,068
          48,364  Taubman Centers, Inc., Series J ......................       6.50%           (a)             1,191,205
          15,290  Vornado Realty Trust, Series J .......................       6.88%           (a)               392,647
          16,287  Vornado Realty Trust, Series K .......................       5.70%           (a)               373,298
                                                                                                         ---------------
                                                                                                              12,008,977
                                                                                                         ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 1.7%
          38,475  Telephone & Data Systems, Inc. .......................       6.88%         11/15/59            984,575
          14,168  Telephone & Data Systems, Inc. .......................       5.88%         12/01/61            323,739
                                                                                                         ---------------
                                                                                                               1,308,314
                                                                                                         ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES...................................................       70,818,175
                  (Cost $75,068,993)                                                                     ---------------

$100 PAR PREFERRED SECURITIES - 1.3%

                  COMMERCIAL BANKS - 1.3%
          10,000  CoBank ACB (c) (d)....................................       6.25%           (a)             1,032,188
                                                                                                         ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES..................................................        1,032,188
                  (Cost $1,072,000)                                                                      ---------------

      PAR                                                                     STATED          STATED
     AMOUNT                            DESCRIPTION                             RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

CAPITAL PREFERRED SECURITIES - 8.4%

                  COMMERCIAL BANKS - 2.0%
$      1,000,000  LBG Capital No.1 PLC (c) (d)..........................       8.00%           (a)             1,019,853
         500,000  Wells Fargo & Co., Series K (c).......................       7.98%           (a)               563,750
                                                                                                         ---------------
                                                                                                               1,583,603
                                                                                                         ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 2.1%
         500,000  Citigroup, Inc. (c)...................................       5.95%           (a)               485,000
         610,000  JPMorgan Chase & Co., Series 1 (c)....................       7.90%           (a)               679,301
         500,000  JPMorgan Chase & Co., Series R (c)....................       6.00%           (a)               493,125
                                                                                                         ---------------
                                                                                                               1,657,426
                                                                                                         ---------------

                  ELECTRIC UTILITIES - 0.6%
         500,000  Southern California Edison Co., Series E (c)..........       6.25%           (a)               535,000
                                                                                                         ---------------

                  INDUSTRIAL CONGLOMERATES - 0.7%
         500,000  General Electric Capital Corp., Series A (c)..........       7.13%           (a)               563,441
                                                                                                         ---------------

                  INSURANCE - 3.0%
       1,000,000  Aviva PLC ............................................       8.25%           (a)             1,073,550
         500,000  Prudential PLC (c)....................................      11.75%           (a)               563,152

                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)

       PAR                                                                    STATED          STATED
     AMOUNT                     DESCRIPTION                                    RATE          MATURITY         VALUE
----------------  ------------------------------------------------------  ---------------  ------------  ---------------

CAPITAL PREFERRED SECURITIES (CONTINUED)

                  INSURANCE (CONTINUED)
$        750,000  XL Group PLC, Series E (c)...........................        6.50%           (a)       $       740,625
                                                                                                         ---------------
                                                                                                               2,377,327
                                                                                                         ---------------
                  TOTAL CAPITAL PREFERRED SECURITIES...................................................        6,716,797
                  (Cost $6,839,891)                                                                      ---------------

                  TOTAL INVESTMENTS - 98.9%............................................................       78,567,160
                  (Cost $82,980,884) (e)

                  NET OTHER ASSETS AND LIABILITIES - 1.1%..............................................          838,057
                                                                                                         ---------------
                  NET ASSETS - 100.0%..................................................................  $    79,405,217
                                                                                                         ===============

-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2013.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2013. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $2,052,041 or 2.58% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,984 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,426,708.


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                  LEVEL 2       LEVEL 3
                                                       TOTAL        LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                      VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
INVESTMENTS                                          7/31/2013       PRICES        INPUTS        INPUTS
--------------------------------------------------  ------------  ------------  ------------  ------------
$25 Par Preferred Securities*.....................  $ 70,818,175  $ 70,818,175  $         --  $         --
$100 Par Preferred Securities*....................     1,032,188     1,032,188            --            --
Capital Preferred Securities*.....................     6,716,797            --     6,716,797            --
                                                    ------------  ------------  ------------  ------------
Total Investments.................................  $ 78,567,160  $ 71,850,363  $  6,716,797 $          --
                                                    ============  ============  ============  ============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.


                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers shares of one fund, the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker "FPE" on the NYSE Arca, Inc. ("NYSE Arca").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sales price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities are obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           JULY 31, 2013 (UNAUDITED)


      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund III

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 18, 2013
     ----------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 18, 2013
     ----------------------

* Print the name and title of each signing officer under his or her signature.